2000 Semiannual Report

Centennial Tax Exempt Trust

December 31, 2000

Dear Shareholder:

We are pleased to present this semiannual report for Centennial Tax Exempt Trust. For the six-month reporting period that ended December 31, 2000, the Trust provided a 3.60% compounded annual yield. Without the effects of compounding, the equivalent yield was 3.54%. For investors in the 36% federal tax bracket, this is equivalent to a taxable yield of 5.63% with compounding and 5.53% without compounding. As of December 31, 2000, the seven-day annualized yields, with and without compounding, were 3.84% and 3.77%, respectively.1

Interest rates were driven higher by a series of short-term interest rate hikes initiated by the Federal Reserve Board (“the Fed”) in late 1999 and early 2000. The Fed raised rates a total of six times during that period in an effort to avert inflation and slow the overheated U.S. economy, culminating in an aggressive half-point increase in mid-May 2000. Although the last of these rate hikes occurred before the reporting period began, expectations of further raises maintained upward pressure on bond yields for much of the period.

Soon after the start of the reporting period, however, signs began to emerge that the Federal Reserve Board’s interest rate hikes were having the desired effect of slowing the economy. Softer retail sales, fewer housing starts and tame inflation statistics contributed to a sense among investors that growth was moderating. In fact, it was later revealed that the economy grew at a relatively modest 2.4% in the third quarter, which is within the range that most economists consider low enough to prevent a reacceleration of inflation. As a result, the Federal Reserve Board held monetary policy steady during the six-month reporting period, leaving interest rates unchanged at their meetings in June, August, October, November and December.

One significant effect of the apparent economic slowdown was a severe decline in most growth-oriented areas of the stock market, which may have created a “reverse wealth effect” in which consumers curtailed spending because of the belief that they had become less affluent. In turn, lower levels of consumer spending created an additional drag on the economy.

In this environment, we began the reporting period with the Trust’s average maturity—a measure of sensitivity to changing interest rates—positioned toward the short end of its range. This posture was designed to give us the flexibility we needed to capture higher yields as they became available in a rising interest rate environment while maintaining a stable $1 share price. Of course, while we strive to maintain a $1 share price, there is no guarantee that this objective will be achieved.

An investment in the Trust is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

1.	Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.

When it later became apparent that the economy was slowing and that money market yields were more likely to decline than rise, we decided to extend the Trust’s average maturity in order to lock in prevailing yields for as long as practical. Accordingly, we reduced our holdings of variable rate demand notes (VRDNs), which are tax-exempt securities with yields that adjust on a daily or weekly basis. We redeployed those assets to longer term fixed rate securities, including municipal notes, tax-exempt commercial paper (high quality, short term securities issued by banks or corporations) and put bonds (securities that permit redemption for full face value at predetermined intervals). While some of these securities may be insured or guaranteed by their issuers, the Trust itself is neither guaranteed nor insured.

Although this strategy caused us to sacrifice some yield initially, we believe that it positions us to capture higher yields over the next several months. In fact, when short term yields declined in December in response to various economic, supply-and-demand and year-end factors, we were able to maintain yields at a relatively high level.

Looking forward, we believe that tax-exempt money market yields remain more likely to fall than climb. With the economy slowing demonstrably, the Federal Reserve Board recently reversed the direction of monetary policy and reduced interest rates. Therefore, we have continued to maintain a longer-than-average maturity stance for the Trust. In addition, we have intensified our focus on the credit quality of the Trust’s holdings. That’s because potential fiscal problems become more likely in a slower economic environment. We are also closely monitoring ratings of utilities companies. In our view, this asset mix positions us appropriately to seek to produce a competitive tax-exempt yield at the same time that we maintain liquidity and preserve shareholders’ capital.

Sincerely,
James C. Swain
Chairman
Centennial Tax Exempt Trust

Bridget A. Macaskill
President
Centennial Tax Exempt Trust

January 23, 2001

Statement of Investments December 31, 2000 (Unaudited)
Centennial Tax Exempt Trust

	Principal	Value
	Amount	See Note 1

Short-Term Tax-Exempt Obligations—101.8%

Alaska—0.4%

AK HFC RB, State Capital Project, Series B-1, 4.35%, 12/1/01	$4,445,000	$4,446,908

AK IDV & Export Authority RRB, Safeway, Inc. Projects, 4.625%, 6/1/01(1)	3,210,000	3,210,000

		7,656,908

Arizona—1.5%

Casa Grande, AZ IDAU RRB, Mayville Metal, 5%(2)	4,000,000	4,000,000

Phoenix, AZ IDAU MH RRB, Paradise Lakes Apts. Project, Series 1995, 5%(2)	22,500,000	22,500,000

		26,500,000

California—2.5%

CA PCFAU SWD RR RB, Shell Martinez Refining, Series A, 3.70%(2)	1,900,000	1,900,000

CA School Cash Reserve Program Authority Nts., Series A, 5.25%, 7/3/01(1)	8,500,000	8,540,017

Fremont, CA MH RB, Treetops Apts., Series A, 4.10%(2)	3,000,000	3,000,000

Huntington Park, CA RA MH RB, Casa Rita Apts., Series A, 4.13%(2)	1,100,000	1,100,000

Los Angeles Cnty., CA TAN & RAN, Series A, 5%, 6/29/01	750,000	753,001

Los Angeles Cnty., CA Transition Community Sales Tax RB, Prerefunded, Series A, 6.90%, 7/1/01(1)	4,000,000	4,141,786

Los Angeles, CA Airport RB, Series SG61, 4.41%(2)	1,055,000	1,055,000

Los Angeles, CA Wastewater System RB, ABN AMRO Munitops Certificates Trust, Series 1998-25, 4.34%(2)	2,000,000	2,000,000

Modesto, CA Irrigation District FAU RB, Series SG66, 4.34%(2)	500,000	500,000

Oakland/Alameda Cntys., CA Coliseum Authority Lease RRB, Coliseum Project, Series C-1, 4.30%(2)	6,400,000	6,400,000

Oceanside, CA MH RRB, Lakeridge Apts. Project, 4.60%(2)	4,000,000	4,000,000

Orange Cnty., CA FAU Teeter Plan RB, Series B, AMBAC Insured, 4.10%(2)	1,000,000	1,000,000

Orange Cnty., CA FAU Teeter Plan RB, Series C, AMBAC Insured, 4.10%(2)	1,500,000	1,500,000

Paramount City, CA HAU MH RRB, Century Place Apts. Project, Series A, 4.10%(2)	5,100,000	5,100,000

San Bernardino Cnty., CA, MH RB, Somerset Apts., Series A, 3.95%(2)	2,495,000	2,495,000

		43,484,804

Statement of Investments December 31, 2000 (Unaudited) (Continued)
Centennial Tax Exempt Trust

	Principal	Value
	Amount	See Note 1

Colorado—1.1%

CO General Fund TAN & RAN, Series B, 5%, 6/27/01	$10,000,000	$10,032,956

Denver City & Cnty., CO Housing RB, KY Circle Village Project, 4.90%(2)	4,300,000	4,300,000

Englewood, CO IDV RRB, Safeway, Inc. Projects, 4.625%, 6/1/01(1)	1,515,000	1,515,000

Fraser, CO IDV RRB, Safeway, Inc. Projects, 4.625%, 6/1/01(1)	760,000	760,000

Idaho Springs, CO IDV RRB, Safeway, Inc. Projects, 4.625%, 6/1/01(1)	1,645,000	1,645,000

		18,252,956

Florida—6.0%

Collier Cnty., FL IDAU RB, Gulf Coast American Blind, Series A, 5.10%(2)	3,000,000	3,000,000

Dade Cnty., FL WSS RB, FGIC Insured, 4.94%(2)	9,900,000	9,900,000

FL BOE Capital Outlay GOUN, Series 286, 4.92%(2)	2,600,000	2,600,000

FL MPA RB, 4.15%, 1/17/01(1)	17,971,000	17,971,000

FL TUAU RB, Series A, FGIC Insured, 4.94%(2)	14,850,000	14,850,000

Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co. Project, MBIA Insured, 4.94%(2)	17,795,000	17,795,000

Hillsborough Cnty., FL IDAU PC RB, Tampa Electric Co. Project, 4.94%(2)	17,795,000	17,795,000

Jacksonville, FL PC RRB, Florida Power & Light Co. Project, 4.15%, 1/16/01(1)	11,950,000	11,950,000

Lee Cnty., FL Airport & Marina ABN Amro Munitops Certificates, Series 2000-3, FSA Insured, 5%(2)	4,890,000	4,890,000

Putnam Cnty., FL PC DAU RRB, Seminole Electric Co-op, Series D, 4.125%, 6/15/01(1)	2,000,000	2,000,000

		102,751,000

Georgia—5.6%

Burke Cnty., GA DAU PC RB, Oglethorpe Power Corp., AMBAC Insured, 4.20%, 1/16/01(1)	5,000,000	5,000,000

Burke Cnty., GA DAU PC RB, Oglethorpe Power Corp., AMBAC Insured, 4.20%, 1/16/01(1)	18,000,000	18,000,000

Burke Cnty., GA DAU PC RB, Oglethorpe Power Corp., AMBAC Insured, 4.25%, 1/16/01(1)	17,000,000	17,000,000

Cobb Cnty., GA HAU MH RRB, Terrell Mill Project, 4.95%(2)(3)	11,200,000	11,200,000

Fulton Cnty., GA DAU RB, Georgia Tech Athletic Assn., Inc., 5%(2)	2,900,000	2,900,000

Fulton Cnty., GA DAU RB, Lovett School Project, 5%(2)	3,000,000	3,000,000

Fulton Cnty., GA DAU RB, Robert W. Woodruff Arts Project, 5%(2)	2,000,000	2,000,000

GA GOB, Series 1995B, 4.94%(2)	11,880,000	11,880,000

GA GOUN, Series B, 6.25%, 4/1/01	1,750,000	1,758,756

Roswell, GA HAU MH RRB, Oxford Project, 5.75%(2)	23,610,000	23,610,000

		96,348,756

Statement of Investments December 31, 2000 (Unaudited) (Continued)
Centennial Tax Exempt Trust

	Principal	Value
	Amount	See Note 1

Idaho—0.3%

Custer Cnty., ID PC RB, Amoco Standard Oil of Indiana, 4.35%, 4/1/01(1)	$5,000,000	$5,000,000

Illinois—5.8%

Chicago, IL GOUN ABN AMRO Munitops Certificates Trust, Series 1998-3, 4.97%(2)(3)	8,735,000	8,735,000

Chicago, IL RB, Lakefront Millennium Parking Facility, 4.31%(2)	22,495,000	22,495,000

Elk Grove Village, IL IDV RB, La Quinta Motor Inns, Inc., 4.40%(2)	1,000,000	1,000,000

IL DAU RB, St. Vincent de Paul Project, Series A, 4.35%(2)	15,000,000	15,000,000

IL Education FA RB, 4.20%, 1/18/01(1)	20,000,000	20,000,000

IL Education FA RB, 4.10%, 5/2/01(1)	8,385,000	8,385,000

IL HFAU RB, Lake Forest Hospital Project, 4.75%(2)	8,940,000	8,940,000

IL HFAU RRB, Advocate Health Care, Series B, 4.90%(2)	12,500,000	12,500,000

IL Sales Tax RB, Prerefunded, Series N, 6.90%, 6/15/01(1)	1,300,000	1,340,777

IL Sales Tax RB, Prerefunded, Series N, 6.90%, 6/15/01(1)	1,000,000	1,031,367

		99,427,144

Indiana—4.2%

Dyer, IN HCF RRB, Regency Place, Series A-1, 5.13%(2)	3,125,000	3,125,000

Fort Wayne, IN HCF RRB, Health Quest, Series X-A, 5.13%(2)	2,775,000	2,775,000

IN Environmental Development FAU RRB, USX Corp. Project, 4.35%, 6/7/01(1)	10,000,000	10,000,000

IN MPA RB, Power Supply System, MBIA Insured, 4.94%(2)	13,600,000	13,600,000

Indianapolis, IN HCF RRB, Health Quest, Series A, 5.13%(2)	3,695,000	3,695,000

Indianapolis, IN Local Public Improvement Board Bank Nts., Series E, 4.75%, 7/9/01	5,100,000	5,112,852

Indianapolis, IN Local Public Improvement Board Bank Nts., Series D, 5%, 1/8/01	5,100,000	5,100,668

Lawrence/Fort Harrison, IN Reuse Authority Tax Increment RB, Harrison Military Base, 4.24%(2)	3,345,000	3,345,000

Marion Cnty., IN Convention & Recreational FA Excise Tax RB, Lease Rental, Series B, AMBAC Insured, 7%, 6/1/01(1)	12,950,000	13,347,090

Marion Cnty., IN HA Hospital Facility RB, Indianapolis Osteopathic, 5%(2)	2,810,000	2,810,000

Merrillville, IN HCF RRB, Southlake, Series A-1, 5.12%(2)	3,625,000	3,625,000

Monroe Cnty., IN HA RRB, MBIA Insured, 4.295%(2)	3,700,000	3,700,000

South Bend, IN HCF RRB, Fountainview, Series A-1, 5.13%(2)	2,965,000	2,965,000

		73,200,610

Kansas—0.3%

Manhattan, KS Industrial RRB, Parker Hannifin, Inc. Project, 4.95%(2)	6,000,000	6,000,000

Statement of Investments December 31, 2000 (Unaudited) (Continued)
Centennial Tax Exempt Trust

	Principal	Value
	Amount	See Note 1

Kentucky—5.1%

KY Asset/Liability Commission General Fund TAN & RAN, Series A, 4.10%, 1/25/01(1)	$15,000,000	$15,000,000

KY Asset/Liability Commission General Fund TAN & RAN, Series A, 5%, 6/27/01	28,500,000	28,589,763

KY Asset/Liability Commission General Fund TAN & RAN, Series A, 5.25%, 6/27/01(1)	40,000,000	40,131,739

KY EDFAU RRB, Baptist Convalescent Center, 4.80%(2)	4,870,000	4,870,000

		88,591,502

Louisiana—3.3%

LA GOUN, Series A, FGIC Insured, 5.50%, 11/15/01	10,030,000	10,129,483

LA PFFAU RB, Willis-Knighton Medical Center Project, 2.80%(2)	20,000,000	20,000,000

New Orleans, LA IDV Board MH RB, Orleans LLC Project, Series 3700, 5.03%(2)	5,000,000	5,000,000

St. James Parish, LA PC RRB, Texaco Project, Series A, 4.25%, 2/8/01(1)	22,530,000	22,530,000

		57,659,483

Maryland—0.6%

Anne Arundel Cnty., MD ED RB, West Capitol, Series A, 5%(2)	6,000,000	6,000,000

Hyattsville, MD IDV RRB, Safeway, Inc. Projects, 4.625%, 6/1/01(1)	1,800,000	1,800,000

MD Health & HEFAU RB, University of Maryland Pooled Loan Program, Series B, 4.55%(2)	810,000	810,000

Prince Georges Cnty., MD Refunding GOB, Consolidated Public Improvements, Series A, MBIA Insured, 5.30%, 3/1/01	1,000,000	1,002,084

		9,612,084

Massachusetts—0.2%

MA Refunding GOB, Prerefunded, Series B, 6.50%, 8/1/01(1)	2,260,000	2,334,816

Worcester, MA GOB, MBIA Insured, 5.25%, 8/1/01	1,250,000	1,257,029

		3,591,845

Michigan—0.8%

MI Job DAU RB, East Lansing Residence Associates Project, 5%(2)	1,900,000	1,900,000

Rochester, MI Community SDI GOUN, Series 289, 4.94%(2)	3,745,000	3,745,000

St. Clair Cnty., MI ED RRB, Series 282, AMBAC Insured, 4.94%(2)	8,000,000	8,000,000

		13,645,000

Statement of Investments December 31, 2000 (Unaudited) (Continued)
Centennial Tax Exempt Trust

	Principal	Value
	Amount	See Note 1

Minnesota—2.7%

Minneapolis, MN CD RRB, Minnehaha/Lake Partners Project, 5%(2)	$2,750,000	$2,750,000

MN GOB, 4.31%(2)	16,010,000	16,010,000

MN GOUN, 5%, 8/1/01	1,000,000	1,004,925

MN SDI Tax & Aid Anticipation Borrowing Programs COP, Series B, 4.75%, 2/16/01	21,330,000	21,337,966

New Ulm, MN Hospital Facilities RB, Health Center Systems, 5%(2)	2,200,000	2,200,000

North Suburban Hospital District, MN RB, Anoka & Ramsey Cntys Hospital Health Center, 5%(2)	3,200,000	3,200,000

		46,502,891

Missouri—1.4%

MO Educational & HFAU RB, Washington University, Series C, 4.80%(2)	16,600,000	16,600,000

MO HEAU Student Loan RRB, Series B, MBIA Insured, 5%(2)	7,600,000	7,600,000

		24,200,000

Montana—0.1%

Great Falls, MT IDV RRB, Safeway, Inc. Projects, 4.625%, 6/1/01(1)	1,635,000	1,635,000

Nevada—1.2%

NV Municipal Securities Trust Receipts, Series SG 114, 4.94%(2)	20,350,000	20,350,000

New Hampshire—1.5%

NH Business FAU PC RRB, Series 1990, 4.40%, 1/30/01(1)	25,000,000	25,000,000

New Jersey—6.6%

NJ TAN & RAN, 4.25%, 1/2/01(1)	65,000,000	65,000,000

NJ TUAU RRB ABN AMRO Munitops Certificates Trust, Series 2000-6, MBIA Insured, 4.30%, 3/1/01(1)	48,420,000	48,420,000

		113,420,000

New Mexico—4.7%

NM TAN & RAN, Series A, 5%, 6/29/01	80,000,000	80,327,314

New York—5.7%

Greystone Tax Exempt Certificates RB, Trust 1998-1, Sr. Certificate Beneficial Ownership, 5.08%(2)	27,900,000	27,900,000

Hempstead, NY IDA RRB, Trigen-Nassau Energy, 4.85%(2)	1,000,000	1,000,000

NYC Health & Hospital Corp. RB, Health Systems, Series E, 4.45%(2)	1,000,000	1,000,000

Statement of Investments December 31, 2000 (Unaudited) (Continued)
Centennial Tax Exempt Trust

	Principal	Value
	Amount	See Note 1

New York (Continued)

NYC MWFAU RB, WSS Project, Series C, 4.95%(2)	$2,400,000	$2,400,000

NYC RAN, Series A, 5%, 4/12/01	3,830,000	3,838,033

NYC Water FAU WSS RB, Series SGB 26, MBIA Insured, 4.86%(2)	2,200,000	2,200,000

NYS ERDAUEF RRB, Con Edison Co., Subseries A-3, 4.80%(2)	1,000,000	1,000,000

NYS GOUN, Series A, 4.40%, 2/8/01(1)	1,700,000	1,700,000

NYS HFA RB, Victory Housing, Series A, 4.65%(2)	5,000,000	5,000,000

NYS LGAC RB, Series SG100, MBIA Insured, 4.84%(2)	10,420,000	10,420,000

NYS LGAC RB, Series SG99, MBIA Insured, 4.84%(2)	27,595,000	27,595,000

NYS MAG RB, Series CMC1, 4.90%(2)	2,575,000	2,575,000

NYS MCFFA RB, Pooled Equipment Loan Program I-A, 4.60%(2)	470,000	470,000

NYS TBTAU RB, Series T, 4.45%, 1/24/01(1)	11,400,000	11,400,000

		98,498,033

Ohio—1.5%

Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 4.60%, 6/15/01(1)	3,175,000	3,175,000

OH Building Authority RB, Adult Correctional Building, 4.66%(2)	7,920,000	7,920,000

Scioto Cnty., OH HCF RB, Hill View Retirement Center, 4.60%, 6/1/01(1)	4,115,000	4,115,000

University Cincinnati, OH COP, Series 232, MBIA Insured, 4.92%(2)	10,575,000	10,575,000

		25,785,000

Pennsylvania—3.5%

Cumberland Cnty., PA Municipal Authority College RRB, Dickinson College, Series B, AMBAC Insured, 5%, 11/1/01(1)	2,700,000	2,714,145

Monroe Cnty., PA HA RB, Pocono Medical Center, Series C, 5%(2)	2,835,000	2,835,000

PA GOUN, 4.94%(2)	17,800,000	17,800,000

PA HEFAU RB, Assn. of Independent Colleges & Universities, Series G1, 5%, 11/1/01(1)	3,500,000	3,518,194

PA HEFAU RB, Assn. of Independent Colleges & Universities, Series G2, 4.375%, 11/1/01(1)	5,500,000	5,500,000

PA HEFAU RB, Assn. of Independent Colleges & Universities, Series G3, 5%, 11/1/01(1)	1,300,000	1,306,495

PA HEFAU RB, Assn. of Independent Colleges & Universities, Series G4, 5%, 11/1/01(1)	1,000,000	1,004,996

PA HEFAU RB, CICU Financing Program, Series B6, 4.40%, 11/1/01(1)	4,600,000	4,600,000

Philadelphia, PA Gas Works RRB, Unrefunded Balance, AMBAC Insured, 4.15%, 1/16/01(1)	19,000,000	19,000,000

Philadelphia, PA Municipal Authority RB, Justice Lease, Prerefunded, Series B, FGIC Insured, 7.125%, 11/15/01	1,500,000	1,565,677

		59,844,507

Statement of Investments December 31, 2000 (Unaudited) (Continued)
Centennial Tax Exempt Trust

	Principal	Value
	Amount	See Note 1

South Carolina—2.1%

SC POAU RB ABN AMRO Munitops Certificates Trust, Series 1998-7, 5%(2)	$7,325,000	$7,325,000

SC Public Service Authority RB, Series 182, MBIA Insured, 4.94%(2)	14,850,000	14,850,000

York Cnty., SC PC RRB, Duke Power Co. Project, 4.30%, 2/21/01(1)	14,750,000	14,750,000

		36,925,000

South Dakota—1.2%

SD Health & Educational Facilities RB, Sioux Valley Hospital Issue, 5%(2)	20,200,000	20,200,000

Tennessee—2.6%

TN GOB, 4.30%, 2/22/01(1)	20,000,000	20,000,000
TN GOB, 4.30%, 3/7/01(1)	25,000,000	25,000,000

		45,000,000

Texas—24.1%

Austin, TX Travis & Williamson Cntys., Utility System RB, 4.25%, 2/21/01(1)	50,000,000	50,000,000

Bexar, TX Municipal Water District RB, 4.10%, 1/25/01(1)	9,000,000	9,000,000

Brownsville, TX Utility System RB, 4.35%, 3/16/01(1)	33,700,000	33,700,000

De Soto, TX IDAU RRB, National Service Industries, Inc. Project, 4.95%(2)	7,150,000	7,150,000

Greater East TX HEAU RRB, Student Loans, Series A, 4.50%, 5/1/01(1)	9,000,000	9,000,000

Gulf Coast, TX IDAU Marine Terminal RB, Amoco Oil Project, 4.35%, 6/1/01(1)	4,000,000	4,000,000

Harris Cnty., TX Criminal Justice Center RB, Series SG96, FGIC Insured, 4.75%, 2/28/01	10,000,000	10,007,933

Harris Cnty., TX Criminal Justice Center RB, Series SG96, FGIC Insured, 4.94%(2)	7,475,000	7,475,000

Harris Cnty., TX Toll Road COP, 4.94%(2)	9,900,000	9,900,000

Houston, TX GOB, Series A, 4.25%, 1/18/01(1)	15,000,000	15,000,000

Houston, TX GOB, Series A, 4.35%, 3/8/01(1)	8,000,000	8,000,000

Houston, TX GOB, Series A, 4.10%, 5/2/01(1)	13,900,000	13,900,000

Houston, TX GOB, Series B, 4.35%, 3/15/01(1)	39,800,000	39,800,000

Houston, TX GOB, Series C, 4.25%, 1/11/01(1)	6,000,000	6,000,000

Houston, TX WSS RB, Series SG120, 4.94%(2)	37,600,000	37,600,000

San Antonio, TX Electric & Gas RRB, Series G-101, 4.94%(2)	20,200,000	20,200,000

San Antonio, TX Electric & Gas RRB, Series SG105, 4.94%(2)	20,000,000	20,000,000

San Antonio, TX Water RB, 4.94%(2)	4,000,000	4,000,000

Tarrant Cnty., TX Water Control & Improvement District No. 001 RRB, AMBAC Insured, 5.75%, 3/1/01(1)	8,500,000	8,519,301

TX TAN & RAN, 5.25%, 8/31/01	86,000,000	86,534,133

TX TUAU RB, Dallas Northtollway, Series SG70, 4.94%(2)	15,325,000	15,325,000

		415,111,367

Statement of Investments December 31, 2000 (Unaudited) (Continued)
Centennial Tax Exempt Trust

	Principal	Value
	Amount	See Note 1

Utah—0.3%

Tremonton City, UT IDV RRB, Safeway, Inc. Project, 4.625%, 6/1/01(1)	$445,000	$445,000

Utah Cnty., UT Environmental Improvement RRB, USX Corp. Projects, 4.25%, 2/8/01	5,000,000	5,000,000

		5,445,000

Virginia—2.7%

Peninsula Ports Authority, VA Coal Terminal RRB, Dominion Terminal Project-A, 4.30%, 1/23/01(1)	12,135,000	12,135,000

Pulaski Cnty., VA IDAU RRB, Pulaski Furniture Project, 5.05%(2)	8,900,000	8,900,000

Stafford, VA IDV RRB, Safeway, Inc. Projects, 4.625%, 6/1/01(1)	1,025,000	1,025,000

Washington D.C. Airport Authority RB, 4.35%, 2/22/01(1)	24,000,000	24,000,000

		46,060,000

Washington—1.2%

King City, WA SDI No. 403 Refunding GOUN, MBIA Insured, 4%, 6/1/01	2,805,000	2,805,000

Kitsap Cnty., WA SDI No. 401 GOUN, Series 252, MBIA Insured, 4.97%(2)	3,460,000	3,460,000

WA GORB, Series 1995C, 4.94%(2)	13,710,000	13,710,000

		19,975,000

West Virginia—0.5%

Cabell Cnty., WV BOE GOUN, MBIA-IBC Insured, 6%, 5/1/01	2,110,000	2,123,497

WV Road GOB ABN AMRO Munitops Certificates Trust, Series 1999-4, 4.40%, 5/16/01(1)	6,000,000	6,000,000

		8,123,497

Wisconsin—0.2%

Milwaukee, WI GOUN, Corporate Purpose, Series K, 4.50%, 6/15/01	3,135,000	3,139,971

Wyoming—0.3%

Evanston, WY IDV RRB, Safeway, Inc. Projects, 4.625%, 6/1/01(1)	3,700,000	3,700,000

Lincoln Cnty., WY PC RB, Exxon Project, Series C, 4.85%(2)	1,800,000	1,800,000

		5,500,000

Total Investments, at Value	101.8%	1,752,764,672

Liabilities in Excess of Other Assets	(1.8)	(30,304,057)

Net Assets	100.0%	$1,722,460,615

Statement of Investments December 31, 2000 (Unaudited) (Continued)
Centennial Tax Exempt Trust

To simplify the listings of securities, abbreviations are used per the table below:
BOE—Board of Education
CD—Commercial Development
COP—Certificates of Participation
DAU—Development Authority
ED—Economic Development
EDFAU—Economic Development Finance Authority
ERDAUEF—Energy Research & Development
                       Authority Electric Facilities
ERDAUGF—Energy Research & Development Authority
                        Gas Facilities
FA—Facilities Authority
FAU—Finance Authority
GOB—General Obligation Bonds
GORB—General Obligation Refunding Bonds
GOUN—General Obligation Unlimited Nts.
HA—Hospital Authority
HAU—Housing Authority
HCF—Health Care Facilities
HEAU—Higher Education Authority
HEFAU—Higher Educational Facilities Authority
HFA—Housing Finance Agency
HFAU—Health Facilities Authority
HFC—Housing Finance Corp.
IDV—Industrial Development
IDA—Industrial Development Agency	IDAU—Industrial Development Authority
LGAC—Local Government Assistance Corp.
MAG—Mtg. Agency
MCFFA—Medical Care Facilities Finance Agency
MH—Multifamily Housing
MPA—Municipal Power Agency
MWFAU—Municipal Water Finance Authority
NYC—New York City
NYS—New York State
PC—Pollution Control
PCFAU—Pollution Control Finance Authority
PFFAU—Public Facilities Finance Authority
POAU—Port Authority
RA—Redevelopment Agency
RAN—Revenue Anticipation Nts.
RB—Revenue Bonds
RDAU—Research & Development Authority
RR—Resource Recovery
RRB—Revenue Refunding Bonds
SDI—School District
SWD—Solid Waste Disposal
TAN—Tax Anticipation Nts.
TBTAU—Triborough Bridge & Tunnel Authority
TUAU—Turnpike Authority
WSS—Water & Sewer System

1.	Put obligation redeemable at full face value on the date reported.

2.	Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 2000. This instrument may also have a demand feature which allows, on up to 30 days’ notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $19,935,000 or 1.16% of the Trust’s net assets as of December 31, 2000.

See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities December 31, 2000 (Unaudited)
Centennial Tax Exempt Trust

ASSETS

Investments, at value—see accompanying statement	$1,752,764,672

Cash	1,204,396

Receivables and other assets:

Shares of beneficial interest sold	47,465,106

Interest	18,771,452

Total assets	1,820,205,626

LIABILITIES

Payables and other liabilities:

Investments purchased	74,078,784

Shares of beneficial interest redeemed	22,743,694

Dividends	322,096

Transfer and shareholder servicing agent fees	276,379

Service plan fees	96,694

Trustees’ compensation	2,097

Other	225,267

Total liabilities	97,745,011

NET ASSETS	$1,722,460,615

COMPOSITION OF NET ASSETS

Paid-in capital	$1,723,045,046

Accumulated net realized loss on investment transactions	(584,431)

NET ASSETS—applicable to 1,723,061,014 shares of beneficial interest outstanding	$1,722,460,615

NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING

PRICE PER SHARE	$1.00

See accompanying Notes to Financial Statements.

Statement of Operations For the Six Months Ended December 31, 2000 (Unaudited)
Centennial Tax Exempt Trust

INVESTMENT INCOME—Interest	$37,151,727

EXPENSES

Management fees	3,689,932

Service plan fees	1,719,910

Transfer and shareholder servicing agent fees	406,483

Registration and filing fees	174,034

Shareholder reports	129,145

Custodian fees and expenses	73,179

Trustees’ compensation	9,988

Other	277,148

Total expenses	6,479,819

Less expenses paid indirectly	(66,757)

Net expenses	6,413,062

NET INVESTMENT INCOME	30,738,665

NET REALIZED GAIN ON INVESTMENTS	55,751

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,794,416

Statements of Changes in Net Assets

	Six Months Ended
	December 31, 2000	Year Ended
	(Unaudited)	June 30, 2000

OPERATIONS

Net investment income	$30,738,665	$50,998,995

Net realized gain (loss)	55,751	(159,972)

Net increase in net assets resulting from operations	30,794,416	50,839,023

DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS	(30,738,665)	(50,998,995)

BENEFICIAL INTEREST TRANSACTIONS

Net increase (decrease) in net assets resulting from beneficial interest transactions	30,855,224	(57,771,643)

NET ASSETS

Total increase (decrease)	30,910,975	(57,931,615)

Beginning of period	1,691,549,640	1,749,481,255

End of period	$1,722,460,615	$1,691,549,640

See accompanying Notes to Financial Statements.

Financial Highlights
Centennial Tax Exempt Trust

	Six Months
	Ended
	December 31,
	(Unaudited)	Year Ended June 30,

	2000	2000	1999	1998		1997		1996

PER SHARE OPERATING DATA

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Income from investment operations— net investment income and net realized gain	.02	.03	.03	.03		03		.03

Dividends and/or distributions to shareholders	(.02)	(.03)	(.03)	(.03)		(.03)		(.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

TOTAL RETURN(1)	1.79%	3.01%	2.61%	3.12%		3.01%		3.16%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)	$1,722	$1,692	$1,749	$1,829		$1,649		$1,426

Average net assets (in millions)	$1,722	$1,737	$1,896	$1,832		$1,591		$1,473

Ratios to average net assets:(2) Net investment income	3.55%	2.94%	2.58%	3.07%		2.95%		3.12%

Expenses	0.75%	0.72%	0.69%	0.69	%(3)	0.72	%(3)	0.72	%(3)

1.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods of less than one full year.

2.	Annualized for periods of less than one full year.

3.	Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements

Notes to Financial Statements (Unaudited)
Centennial Tax Exempt Trust

1. Significant Accounting Policies

Centennial Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust’s investment objective is to seek the maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity. The Trust’s investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

As of June 30, 2000, the Trust had available for federal income tax purposes unused capital loss carryovers as follows:

Expiring

2006	$33,976

2007	432,567

2008	88,401

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Trust.

Other. Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (Unaudited) (Continued)
Centennial Tax Exempt Trust

2. Shares of Beneficial Interest

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Six Months Ended December 31, 2000		Year Ended June 30, 2000

	Shares	Amount	Shares	Amount

Sold	2,498,605,088	$2,498,605,088	5,849,279,745	$5,849,279,745

Dividends and/or distributions reinvested	32,340,729	32,340,729	49,019,366	49,019,366

Redeemed	(2,500,090,593)	(2,500,090,593)	(5,956,070,754)	(5,956,070,754)

Net increase (decrease)	30,855,224	$30,855,224	(57,771,643)	$(57,771,643)

3. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of the Trust’s net assets; 0.475% of the next $250 million; 0.45% of the next $250 million; 0.425% of the next $250 million; 0.40% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million and 0.325% of net assets in excess of $2 billion. Furthermore, under the Trust’s Agreement, when the value of the Trust’s net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates. However, the annual fee cannot be less than $0. The Trust’s management fee for the six months ended December 31, 2000 was an annualized rate of 0.43%, before any waiver by the Manager if applicable.

Transfer Agent Fees. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies on an “at-cost” basis. Effective January 1, 2001, the Trust ended this “at-cost” arrangement and began paying SSI an annual maintenance fee for each Trust shareholder account.

Service Plan Fees. Under an approved service plan, the Trust may expend up to 0.20% of its average annual net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other financial institutions. During the six months ended December 31, 2000, the Trust paid $5,701 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

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See accompanying Notes to Financial Statements

See accompanying Notes to Financial Statements

Centennial Tax Exempt Trust

Officers and Trustees
James C. Swain, Trustee and Chairman of the Board
Bridget A. Macaskill, Trustee and President
Robert G. Avis, Trustee
George C. Bowen, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Raymond J. Kalinowski, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
Michael J. Carbuto, Vice President
Andrew J. Donohue, Vice President and Secretary
Brian W. Wixted, Treasurer
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

Investment Advisor and Distributor Centennial Asset Management Corporation

Transfer and Shareholder Servicing Agent Shareholder Services, Inc.

Custodian of Portfolio Securities Citibank, N.A.

Independent Auditors Deloitte & Touche LLP

Legal Counsel Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from the records of the Trust without examination of those records by the independent auditors.

For more complete information about Centennial Tax Exempt Trust, please refer to the Prospectus. To obtain a copy, call your financial advisor, or contact Centennial Asset Management Corp. at 1.800.525.9310. Please read the prospectus carefully before you invest any money.

RS0160.001.1200 Printed on recycled paper